TAX (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2021	Oct. 31, 2021	Oct. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Jan. 01, 2018	Jan. 01, 2017
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forward			$ 314,800,000	$ 299,200,000
Net operating loss and deferred tax asset does not include nol's			$ 56,000,000.0
Operating loss expiration year			2038
New jersey state net operating loss carryovers			$ 153,700,000	137,600,000
Interest or penalties on unpaid tax			0	0
Valuation allowance			$ (272,000)	$ (6,023,000)
Ayala Pharmaceuticals Inc [Member]
Operating Loss Carryforwards [Line Items]
Tax provisions, description	These changes, most of which are effective for tax years beginning after December 31, 2017, include several key tax provisions that might impact the Company, among others: (i) a permanent reduction to the statutory federal corporate income tax rate from 35% (top rate) to 21% (flat rate) effective for tax years beginning after December 31, 2017 (ii) a new tax deduction in the amount of 37.5% of “foreign derived intangible income” that effectively reduces the federal corporate tax on certain qualified foreign derived sales/licenses/leases and service income in excess of a base amount to 13.125% (as compared to the regular corporate income tax rate of 21%); (iii) stricter limitation on the tax deductibility of business interest expense; (iv) a shift of the U.S. taxation of multinational corporations from a tax on worldwide income to a territorial system (along with certain rules designed to prevent erosion of the U.S. income tax base) (v) a one-time deemed repatriation tax on accumulated offshore earnings held in cash and illiquid assets, with the latter taxed at a lower rate and (vi) an expansion of the U.S. controlled foreign corporation (“CFC”) anti deferral starting with the CFC’s first tax year beginning in 2018 intended to tax in the U.S. “global intangible low-taxed income” (“GILTI”)
Valuation allowance		$ 29,200,000
Federal income tax		91,600,000
State income tax		$ 57,700,000
Taxable income, percentage		80.00%
Research and development credit carryforwards		$ 3,300,000
Interest and penalties		$ 900,000					$ 600,000
Income tax rate		23.00%					23.00%	23.00%
Interest and penalties					$ 1,300,000	$ 900,000
Accrued interest					$ 71,000	$ 46,000
Ayala Pharmaceuticals Inc [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate									25.00%
Ayala Pharmaceuticals Inc [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate									24.00%
Ayala Pharmaceuticals Inc [Member] | Federal Orphan Drug [Member]
Operating Loss Carryforwards [Line Items]
Research and development credit carryforwards		$ 61,800,000
GPP Revenue [Member]
Operating Loss Carryforwards [Line Items]
Income Tax Examination, Description			a Taiwan Excise tax of $50,000 levied in connection with the GBP Revenue.